LAND USE RIGHTS (Schedule of Land Use Rights - Net) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Intangible assets [Line Items]
Cost	$ 39.6	$ 36.3
Less: Accumulated amortization	24.8	22.6
Book value	14.8	$ 13.7
Land use rights [Member]
Intangible assets [Line Items]
Cost	52.9
Less: Accumulated amortization	1.1
Book value	$ 51.8